Debt and Credit Facilities - Long-Term Debt (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Sep. 30, 2021 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 04, 2021 USD ($) $ / shares	Mar. 04, 2021 CAD ($) $ / shares
Debt and Credit Facilities
Interest rate	5.20%			5.00%						5.20%		5.00%
Lease liabilities										$ 3,012.0		$ 2,850.0
Deferred financing costs										(40.0)		(58.0)
Total gross debt and lease liabilities										12,812.0		17,070.0
Current portion of longterm debt and lease liabilities
Current portion of lease liabilities										(317.0)		(310.0)
Current portion of long-term debt												(231.0)
Current portion of long-term debt and lease liabilities										(317.0)		(541.0)
Long-term lease liabilities										2,695.0		2,540.0
Long-term debt										$ 9,800.0		13,989.0
Minimum
Current portion of longterm debt and lease liabilities
Interest rate on lease liabilities	0.40%									0.40%
Maximum
Current portion of longterm debt and lease liabilities
Interest rate on lease liabilities	13.40%									13.40%
Unsecured long-term debt
Debt and Credit Facilities
Total unsecured long term debt										$ 9,840.0		$ 14,278.0
4.50% Notes, due 2022
Debt and Credit Facilities
Principal amount of debt				$ 182.0
Interest rate				4.50%								4.50%
Total unsecured long term debt												$ 231.0
2.80% Notes, due 2023
Debt and Credit Facilities
Principal amount of debt				$ 450.0
Interest rate				2.80%								2.80%
Total unsecured long term debt												$ 569.0
3.10% Notes, due 2025
Debt and Credit Facilities
Principal amount of debt				$ 550.0
Interest rate				3.10%								3.10%
Total unsecured long term debt												$ 696.0
3.00% Series 5 Medium Term Notes, due 2026
Debt and Credit Facilities
Interest rate	3.00%			3.00%						3.00%		3.00%
Total unsecured long term debt										$ 115.0		$ 699.0
7.875% Debentures, due 2026
Debt and Credit Facilities
Principal amount of debt	$ 275.0			$ 275.0
Interest rate	7.875%			7.875%						7.875%		7.875%
Total unsecured long term debt										$ 381.0		$ 359.0
8.20% Notes, due 2027
Debt and Credit Facilities
Principal amount of debt	$ 59.0			$ 59.0
Interest rate	8.20%			8.20%						8.20%		8.20%
Total unsecured long term debt										$ 61.0		$ 78.0
7.00% Debentures, due 2028
Debt and Credit Facilities
Principal amount of debt	$ 250.0			$ 250.0
Interest rate	7.00%			7.00%						7.00%		7.00%
Total unsecured long term debt										$ 342.0		$ 320.0
3.10% Series 6 Medium Term Notes, due 2029
Debt and Credit Facilities
Interest rate	3.10%			3.10%						3.10%		3.10%
Total unsecured long term debt										$ 79.0		$ 748.0
5.00% Series 7 Medium Term Notes, Due 2030
Debt and Credit Facilities
Interest rate	5.00%			5.00%						5.00%		5.00%
Total unsecured long term debt										$ 154.0		$ 1,247.0
7.15% Notes, due 2032
Debt and Credit Facilities
Principal amount of debt	$ 500.0			$ 500.0
Interest rate	7.15%			7.15%						7.15%		7.15%
Total unsecured long term debt										$ 676.0		$ 631.0
5.35% Notes, due 2033
Debt and Credit Facilities
Principal amount of debt	$ 300.0			$ 300.0
Interest rate	5.35%			5.35%						5.35%		5.35%
Total unsecured long term debt										$ 161.0		$ 355.0
5.95% Notes, due 2034
Debt and Credit Facilities
Principal amount of debt	$ 500.0			$ 500.0
Interest rate	5.95%			5.95%						5.95%		5.95%
Total unsecured long term debt										$ 675.0		$ 630.0
5.95% Notes, due 2035
Debt and Credit Facilities
Principal amount of debt	$ 600.0			$ 600.0
Interest rate	5.95%			5.95%						5.95%		5.95%
Total unsecured long term debt										$ 268.0		$ 731.0
5.39% Series 4 Medium Term Notes, due 2037
Debt and Credit Facilities
Interest rate	5.39%			5.39%						5.39%		5.39%
Total unsecured long term debt										$ 279.0		$ 599.0
6.50% Notes, due 2038
Debt and Credit Facilities
Principal amount of debt	$ 1,150.0			$ 1,150.0
Interest rate	6.50%			6.50%						6.50%		6.50%
Total unsecured long term debt										$ 1,553.0		$ 1,451.0
6.80% Notes, due 2038
Debt and Credit Facilities
Principal amount of debt	$ 900.0			$ 900.0
Interest rate	6.80%			6.80%						6.80%		6.80%
Total unsecured long term debt										$ 1,235.0		$ 1,156.0
6.85% Notes, due 2039
Debt and Credit Facilities
Principal amount of debt	$ 750.0			$ 750.0
Interest rate	6.85%			6.85%						6.85%		6.85%
Total unsecured long term debt										$ 1,013.0		$ 946.0
6.00% Notes, due 2042
Debt and Credit Facilities
Principal amount of debt	$ 152.0			$ 152.0
Interest rate	6.00%			6.00%						6.00%		6.00%
Total unsecured long term debt										$ 35.0		$ 149.0
4.34% Series 5 Medium Term Notes, due 2046
Debt and Credit Facilities
Interest rate	4.34%			4.34%						4.34%		4.34%
Total unsecured long term debt										$ 300.0		$ 300.0
4.00% Notes, due 2047
Debt and Credit Facilities
Principal amount of debt	$ 750.0			$ 750.0
Interest rate	4.00%			4.00%						4.00%		4.00%
Total unsecured long term debt										$ 1,011.0		$ 945.0
3.95% Series 8 Medium Term Notes, due 2051
Debt and Credit Facilities
Interest rate	3.95%			3.95%						3.95%		3.95%
Total unsecured long term debt										$ 493.0		$ 493.0
3.75% Notes, due 2051
Debt and Credit Facilities
Principal amount of debt	$ 750.0			$ 750.0
Interest rate	3.75%			3.75%						3.75%		3.75%
Total unsecured long term debt										$ 1,009.0		$ 945.0
Debt tender offer | Unsecured long-term debt
Debt and Credit Facilities
Principal amount of debt										3,600.0
Current portion of longterm debt and lease liabilities
Debt discount at repayment date										51.0
Non-cash charges related to accelerated amortization		$ 83.0
Loss on extinguishment of long-term debt		32.0
Debt tender offer | 3.00% Series 5 Medium Term Notes, due 2026
Debt and Credit Facilities
Principal amount of debt										$ 700.0
Interest rate	3.00%									3.00%
Current portion of longterm debt and lease liabilities
Repayment of notes		585.0
Debt tender offer | 8.20% Notes, due 2027
Debt and Credit Facilities
Principal amount of debt	$ 59.0
Interest rate	8.20%									8.20%
Current portion of longterm debt and lease liabilities
Repayment of notes	$ 16.0
Debt tender offer | 3.10% Series 6 Medium Term Notes, due 2029
Debt and Credit Facilities
Principal amount of debt										$ 750.0
Interest rate	3.10%									3.10%
Current portion of longterm debt and lease liabilities
Repayment of notes		671.0
Debt tender offer | 5.00% Series 7 Medium Term Notes, Due 2030
Debt and Credit Facilities
Principal amount of debt										$ 1,300.0
Interest rate	5.00%									5.00%
Current portion of longterm debt and lease liabilities
Repayment of notes		1,100.0
Debt tender offer | 5.35% Notes, due 2033
Debt and Credit Facilities
Principal amount of debt	$ 300.0
Interest rate	5.35%									5.35%
Current portion of longterm debt and lease liabilities
Repayment of notes	$ 178.0
Debt tender offer | 5.95% Notes, due 2035
Debt and Credit Facilities
Principal amount of debt	$ 600.0
Interest rate	5.95%									5.95%
Current portion of longterm debt and lease liabilities
Repayment of notes	$ 401.0
Debt tender offer | 6.00% Notes, due 2042
Debt and Credit Facilities
Principal amount of debt	$ 142.0
Interest rate	6.00%									6.00%
Current portion of longterm debt and lease liabilities
Repayment of notes	$ 110.0
Debt tender offer | 5.00% Series 4 Medium Term Notes, due 2037
Debt and Credit Facilities
Principal amount of debt										$ 600.0
Interest rate	5.39%									5.39%
Current portion of longterm debt and lease liabilities
Repayment of notes		$ 321.0
Early redemption of notes | 4.50% Notes, due 2022
Debt and Credit Facilities
Principal amount of debt											$ 182.0
Interest rate											4.50%
Early redemption of notes | 2.80% Notes, due 2023
Debt and Credit Facilities
Principal amount of debt			$ 450.0
Interest rate			2.80%
Early redemption of notes | 3.10% Notes, due 2025
Debt and Credit Facilities
Principal amount of debt			$ 550.0
Interest rate			3.10%
Early redemption of notes | 6.00% Notes, due 2042
Debt and Credit Facilities
Principal amount of debt			$ 152.0
Interest rate			6.00%
Current portion of longterm debt and lease liabilities
Repayment of notes			$ 10.2
Early redemption of notes | 3.10% Series 5 Medium Term Notes, due 2021
Debt and Credit Facilities
Principal amount of debt														$ 750.0
Interest rate								3.10%						3.10%
Current portion of longterm debt and lease liabilities
Repayment of notes									$ 770.0
Accrued interest														$ 8.0
Loss on extinguishment of long-term debt									12.0
Loss on debt extinguishment, net of tax									9.0
Early redemption of notes | 9.40% Notes, due 2021
Debt and Credit Facilities
Principal amount of debt								$ 220.0
Interest rate								9.40%						9.40%
Current portion of longterm debt and lease liabilities
Book value of debt repaid									278.0
Repayment of notes								$ 230.0	290.0
Accrued interest								$ 2.0						$ 2.0
Loss on extinguishment of long-term debt									10.0
Loss on debt extinguishment, net of tax									$ 8.0
Early redemption of notes | 3.60% Notes, due 2024
Debt and Credit Facilities
Principal amount of debt						$ 750.0
Interest rate						3.60%							3.60%
Current portion of longterm debt and lease liabilities
Book value of debt repaid							$ 951.0
Repayment of notes						$ 822.0	1,000.0
Accrued interest						$ 9.0							$ 11.0
Loss on extinguishment of long-term debt							80.0
Loss on debt extinguishment, net of tax							$ 60.0
Repayment of senior unsecured notes | 9.25% Debentures, due 2021
Debt and Credit Facilities
Principal amount of debt				$ 300.0
Interest rate				9.25%								9.25%
Current portion of longterm debt and lease liabilities
Book value of debt repaid					$ 371.0
Repayment of notes				$ 314.0	$ 388.0
Accrued interest				$ 14.0								$ 17.0
Issuance of senior unsecured notes | 3.95% Series 8 Medium Term Notes, due 2051
Debt and Credit Facilities
Principal amount of debt																$ 500.0
Interest rate															3.95%	3.95%
Current portion of longterm debt and lease liabilities
Issuance price per $100 principal amount | $ / shares																$ 98.546
Effective yield															4.034%	4.034%
Issuance of senior unsecured notes | 3.75% Notes, due 2051
Debt and Credit Facilities
Principal amount of debt															$ 750.0
Interest rate															3.75%	3.75%
Current portion of longterm debt and lease liabilities
Issuance price per $100 principal amount | $ / shares															$ 99.518
Effective yield															3.777%	3.777%